UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21549
                                                    -----------

                   First Trust Energy Income and Growth Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                187 Danbury Road
                           Wilton, Connecticut 06897
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: November 30
                                              -------------

                     Date of reporting period: May 31, 2013
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  MAY 31, 2013

                                  FIRST TRUST
                                     ENERGY
                               INCOME AND GROWTH
                                      FUND

                                      EIP
                          ENERGY INCOME PARTNERS, LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2013

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments.....................................................  5
Statement of Assets and Liabilities..........................................  9
Statement of Operations...................................................... 10
Statements of Changes in Net Assets.......................................... 11
Statement of Cash Flows...................................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 14
Additional Information....................................................... 20


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Energy Income and Growth Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of EIP are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                  MAY 31, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Energy Income and Growth Fund (the "Fund").

The report you hold contains detailed information about your investment, a portfolio commentary from the Fund's management team that provides a recap of the period, a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

The six months covered by this report have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 16.43% during the period, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. As I have written many times, First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST ENERGY INCOME AND GROWTH FUND
"AT A GLANCE"
AS OF MAY 31, 2013 (UNAUDITED)

-------------------------------------------------------------------
FUND STATISTICS
-------------------------------------------------------------------
Symbol on NYSE MKT                                              FEN
Common Share Price                                           $33.30
Common Share Net Asset Value ("NAV")                         $32.27
Premium (Discount) to NAV                                      3.19%
Net Assets Applicable to Common Shares                 $624,163,265
Current Quarterly Distribution per Common Share (1)         $0.5150
Current Annualized Distribution per Common Share            $2.0600
Current Distribution Rate on Closing Common Share Price (2)    6.19%
Current Distribution Rate on NAV (2)                           6.38%


-------------------------------------------------------------------
          COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-------------------------------------------------------------------
            Common Share Price           NAV
5/12            $29.25                 $27.27
                 28.48                  26.70
                 29.01                  27.06
                 29.00                  26.91
                 29.43                  27.09
6/12             30.52                  28.00
                 31.84                  28.46
                 32.69                  28.92
                 32.18                  28.93
7/12             29.71                  28.97
                 29.61                  29.09
                 29.81                  29.13
                 30.03                  29.58
                 29.77                  29.17
8/12             29.93                  29.31
                 29.76                  29.42
                 30.22                  29.96
                 30.15                  29.84
9/12             30.03                  29.81
                 30.50                  30.35
                 30.39                  29.96
                 30.74                  29.98
10/12            30.57                  29.26
                 30.57                  29.25
                 29.85                  28.45
                 28.87                  27.91
                 30.78                  28.82
11/12            30.69                  29.14
                 30.23                  28.60
                 30.50                  28.21
                 31.60                  28.91
12/12            30.52                  28.32
                 31.98                  30.08
                 32.66                  30.64
                 33.06                  31.12
1/13             33.20                  30.83
                 33.90                  31.50
                 34.00                  31.36
                 34.40                  31.64
2/13             34.70                  31.51
                 34.80                  31.81
                 34.68                  32.31
                 33.79                  32.07
                 34.90                  32.84
3/13             35.75                  33.43
                 35.13                  32.71
                 36.30                  33.31
                 36.00                  33.33
4/13             35.58                  32.92
                 34.15                  32.93
                 34.20                  33.47
                 34.51                  33.36
                 34.50                  33.49
5/13             33.30                  32.26


---------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------
                                                                            Average Annual Total Return
                                                                          -------------------------------
                                                                                            Inception
                                        6 Months Ended    1 Year Ended    5 Years Ended    (6/24/2004)
                                          5/31/2013        5/31/2013        5/31/2013      to 5/31/2013
FUND PERFORMANCE (3)
NAV                                         14.20%           26.20%          13.18%           13.49%
Market Value                                11.93%           21.46%          15.36%           13.31%

INDEX PERFORMANCE
S&P 500 Index                               16.43%           27.28%           5.42%            6.27%
Barclays Capital U.S. Credit Index
   of Corporate Bonds                       -1.71%            4.25%           7.47%            6.07%
Alerian MLP Total Return Index              14.68%           28.61%          16.26%           16.74%
Wells Fargo Midstream MLP Total
   Return Index                             17.11%           31.14%          17.76%           17.44%
---------------------------------------------------------------------------------------------------------

-----------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------
Midstream Oil                                   48.3%
Midstream Gas                                   27.4
Utility                                         11.3
Coal                                             5.8
Propane                                          3.8
Marine                                           3.1
Other                                            0.3
-----------------------------------------------------
                                     Total     100.0%
                                               ======


-----------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
-----------------------------------------------------
Magellan Midstream Partners, L.P.                6.6%
Enterprise Products Partners, L.P.               6.2
Plains All American Pipeline, L.P.               5.7
Kinder Morgan Management, LLC                    5.3
El Paso Pipeline Partners, L.P.                  3.7
Enbridge Energy Partners, L.P.                   3.5
Sunoco Logistics Partners, L.P.                  3.4
Alliance Resource Partners, L.P.                 3.4
ONEOK Partners, L.P.                             3.1
Teekay LNG Partners, L.P.                        3.1
-----------------------------------------------------
                                     Total      44.0%
                                               ======


(1) Most recent distribution paid or declared through 5/31/2013. Subject to change in the future. The distribution was increased subsequent to 5/31/2013. See Note 9 - Subsequent Events in the Notes to Financial Statements.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 5/31/2013. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2013


                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), located in Westport, CT, was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities and Canadian income trusts and their successor companies. EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, power transmission, petroleum storage and terminals that receive fee-based or regulated income from their corporate customers. EIP manages or supervises approximately $3.9 billion of assets as of May 31, 2013. Private funds advised by EIP include a partnership for U.S. high net worth individuals and a master-and-feeder fund for institutions. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. EIP is a registered investment advisor and serves as a sub-advisor to two closed-end management investment companies in addition to the First Trust Energy Income and Growth Fund ("FEN" or the "Fund") and an actively managed exchange-traded fund (ETF).

                           PORTFOLIO MANAGEMENT TEAM

        JAMES J. MURCHIE                                       EVA PAO
       PORTFOLIO MANAGER                                 CO-PORTFOLIO MANAGER
FOUNDER AND CEO OF ENERGY INCOME                      PRINCIPAL OF ENERGY INCOME
         PARTNERS, LLC                                      PARTNERS, LLC

                                   COMMENTARY

FIRST TRUST ENERGY INCOME AND GROWTH FUND

The investment objective of the Fund is to seek a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund pursues its objective by investing in MLPs and other high-payout securities which the Fund's sub-advisor believes offer opportunities for income and growth. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

As measured by the Alerian MLP Total Return Index ("AMZX") and the Wells Fargo Midstream MLP Total Return Index ("WCHWMIDT"), the total return for energy-related MLPs over the semi-annual period ended May 31, 2013, was 14.68% and 17.11%, respectively. For AMZX, this return reflects a positive 6.3% on an annualized basis from income distribution, and the remaining returns are due to share appreciation. For WCHWMIDT, this return reflects a positive 6.1% on an annualized basis from income distribution, while the remaining return is due to share appreciation. These figures are according to data collected from several sources, including the AMZX, the WCHWMIDT and Bloomberg. While in the short term share appreciation can be volatile, we believe that over the longer term, share appreciation will approximate growth in per share quarterly cash distributions paid by MLPs. Over the last 10 years, growth in per share MLP distributions has averaged about 6.8%. Over the last 12 months, the cash distributions of MLPs increased by about 7.8% (Source: Alerian Capital Management).

PERFORMANCE ANALYSIS
On a net asset value ("NAV") basis, the Fund provided a total return1 of 14.20%, including the reinvestment of dividends, for the semi-annual period ended May 31, 2013. This compares, according to collected data, to a total return of 16.43% for the S&P 500 Index, -1.71% for the Barclays Capital U.S. Credit Index of Corporate Bonds, 14.68% for AMZX and 17.11% for WCHWMIDT. Unlike the Fund, the indices do not incur fees and expenses. On a market value basis, the Fund had a total return, including the reinvestment of dividends, for the semi-annual period ended May 31, 2013, of 11.93%. The Fund's premium over NAV narrowed over the course of the semi-annual period. On May 31, 2013, the Fund was priced at $33.30, while the NAV was $32.27, a premium of 3.19%. On November 30, 2012, the Fund was priced at $30.69, while the NAV was $29.12, a premium of 5.39%.

The Fund increased its dividend twice during the semi-annual period. The Fund raised the distribution to $0.51 in January 2013 and to $0.515 in April 2013.

The underperformance of the Fund's NAV relative to the 15.90% average of the two MLP benchmarks is driven largely by the effect of an accrual for income taxes taken against Fund NAV which was not fully offset by the positive effect of the Fund's use of financial leverage. Since the Fund has experienced low turnover, actual cash income taxes paid have been substantially lower than


(1) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2013

this accrual. On April 30, 2013, the Fund completed a secondary offering of 2,800,000 shares at $34.55 per share. The net proceeds from this offering of approximately $92.7 million were used to invest in MLPs and other energy infrastructure companies that the Sub-Advisor believed offered attractive total return prospects. The Fund's closing NAV on April 30, 2013 was $33.24 per share.

An important factor affecting the return of the Fund is its use of financial leverage through the use of a line of credit. The Fund revised its committed facility agreement with BNP Paribas Prime Brokerage Inc. ("BNP") to a maximum commitment amount of $230,000,000. The Fund uses leverage because its managers believe that, over time, leverage can enhance total return for common shareholders. However, the use of leverage can also increase the volatility of the NAV and therefore the share price. For example, if the prices of securities held by the Fund decline, the effect of changes in common share NAV and common shareholder total return is magnified by the use of leverage, and conversely, leverage may enhance common share returns during periods when the prices of securities held by the Fund generally are rising. Unlike the Fund, the AMZX and WCHWMIDT are not leveraged. Leverage had a positive impact on the performance of the Fund over this reporting period.

MARKET AND FUND OUTLOOK
The MLP asset class has experienced 7 IPOs so far in 2013, as of May 31, 2013. There was a healthy level of secondary financing activity for MLPs during the reporting period, as they continued to fund their ongoing investments in new pipelines, processing and storage facilities. There have been 33 secondary equity offerings in 2013 through May 31, 2013, which raised $9.6 billion in proceeds. In 2012, there were a total of 67 secondary equity offerings for MLPs that raised $25.0 billion. MLPs also found access to the public debt markets, raising $7.1 billion in 7 offerings in 2013 through May 31, 2013. This compares to $18.2 billion in 2012 (Source: Barclays Capital). The combination of equity and debt raised in 2012 of approximately $43 billion represents approximately 11% of the roughly $389 billion MLP market cap.

The Fund continues to aim to be invested in MLPs and other energy infrastructure companies with mostly non-cyclical cash flows, investment-grade ratings, conservative balance sheets, modest and/or flexible organic growth commitments and liquidity on their revolving lines of credit. Cyclical cash flows will always be unpredictable, making them a bad fit with a steady dividend obligation that is meant to be most or all of the company's free cash flow.

MLPs continue to play an integral role in the restructuring of more diversified energy conglomerates. This restructuring includes the creation by these more diversified conglomerates of MLP subsidiaries that contain assets such as pipelines and storage terminals. It also includes the divestiture by some of the parent companies of most or all of their cyclical businesses, leaving the parent company looking very similar to an old-fashioned pipeline utility with a large holding in a subsidiary MLP. Diversified energy conglomerates are doing this so that their regulated infrastructure assets with predictable cash flows may be better valued by the market, resulting in a better financing tool to raise capital for the new energy infrastructure projects related to the rapid growth of North American oil and gas production and the need to upgrade the power grid.

In the opinion of the Sub-Advisor, the total return proposition of owning energy-related infrastructure MLPs has been and continues to be their yield plus their growth in dividends. The yield of the MLPs, weighted by market capitalization, on May 31, 2013, was 5.87% based on AMZX. The growth in the quarterly cash distributions that make up this yield has averaged between 6% and 7% annually over the last ten years.2 For true infrastructure MLPs, we expect dividend growth rates to be similar to their long term history and while we expect this growth will continue to be driven by three factors: 1) modest increases in volume from growth from both demand for energy and increases in North American oil and gas production; 2) inflation and cost escalators in pipeline tariffs and contracts; and 3) accretion from profitable capital projects and acquisitions, there can be no guarantee that it will actually occur.


(2)   Past performance is not indicative of future results.

FIRST TRUST ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2013 (UNAUDITED)

  SHARES/
   UNITS                          DESCRIPTION                          VALUE
------------  --------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS - 110.0%

              GAS UTILITIES - 5.8%
     343,181  AmeriGas Partners, L.P. (a) ......................  $  16,129,507
     424,784  Suburban Propane Partners, L.P. (a) ..............     20,066,796
                                                                  -------------
                                                                     36,196,303
                                                                  -------------

              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
      85,700  Brookfield Renewable Energy Partners, L.P.
                (CAD) ..........................................      2,454,240
                                                                  -------------

              OIL, GAS & CONSUMABLE FUELS - 103.8%
     223,650  Access Midstream Partners, L.P. (a) ..............      9,621,423
     248,401  Alliance GP Holdings, L.P. (a) ...................     15,830,596
     449,972  Alliance Resource Partners, L.P. (a) .............     32,523,976
     182,662  Buckeye Partners, L.P. (a) .......................     12,081,265
     877,850  El Paso Pipeline Partners, L.P. (a) ..............     36,070,857
   1,155,221  Enbridge Energy Partners, L.P. (a) ...............     34,090,572
     459,879  Energy Transfer Equity, L.P. (a) .................     26,286,684
     427,544  Energy Transfer Partners, L.P. (a) ...............     20,782,914
   1,011,653  Enterprise Products Partners, L.P. (a) ...........     60,082,072
     173,500  EQT Midstream Partners, L.P. (a) .................      8,477,210
     604,448  Holly Energy Partners, L.P. (a) ..................     21,735,950
      14,674  Inergy, L.P. (a) .................................        341,904
     347,571  Kinder Morgan Energy Partners, L.P. (a) ..........     28,987,421
   1,225,654  Magellan Midstream Partners, L.P. (a) ............     63,721,751
     279,000  MPLX, L.P. (a) ...................................     10,359,270
     118,200  Natural Resource Partners, L.P. (a) ..............      2,629,950
      68,560  NGL Energy Partners, L.P. (a) ....................      1,908,710
     630,646  NuStar Energy, L.P. (a) ..........................     29,381,797
     491,405  NuStar GP Holdings, LLC (a) ......................     13,523,466
     123,300  Oiltanking Partners, L.P. (a) ....................      6,103,350
     585,740  ONEOK Partners, L.P. (a) .........................     30,317,902
     988,382  Plains All American Pipeline, L.P. (a) ...........     55,527,301
     219,465  PVR Partners, L.P. (a) ...........................      5,653,418
     567,084  Spectra Energy Partners, L.P. (a) ................     20,193,861
     551,211  Sunoco Logistics Partners, L.P. (a) ..............     33,370,314
     347,927  TC Pipelines, L.P. (a) ...........................     15,159,179
     701,909  Teekay LNG Partners, L.P. (a) ....................     30,111,896
     219,926  TransMontaigne Partners, L.P. (a) ................      9,234,693
     276,155  Williams Partners, L.P. (a) ......................     13,777,373
                                                                  -------------
                                                                    647,887,075
                                                                  -------------

              TOTAL MASTER LIMITED PARTNERSHIPS ................    686,537,618
              (Cost $368,077,946)                                 -------------

 COMMON STOCKS - 45.3%

              ELECTRIC UTILITIES - 3.7%
      82,100  Emera, Inc. (CAD) ................................      2,793,023
     220,400  ITC Holdings Corp. (a) ...........................     19,080,028
      25,000  Northeast Utilities (a) ..........................      1,041,750
                                                                  -------------
                                                                     22,914,801
                                                                  -------------


                        See Notes to Financial Statements                 Page 5

FIRST TRUST ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2013 (UNAUDITED)

  SHARES/
   UNITS                          DESCRIPTION                          VALUE
------------  --------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

              GAS UTILITIES - 5.9%
      48,300  Atmos Energy Corp.................................  $   2,039,226
     137,300  Laclede Group, Inc................................      6,498,409
     362,323  Questar Corp......................................      8,808,072
     512,130  UGI Corp..........................................     19,558,245
                                                                  -------------
                                                                     36,903,952
                                                                  -------------

              MULTI-UTILITIES - 9.1%
     252,500  Centerpoint Energy, Inc...........................      5,852,950
     306,343  Dominion Resources, Inc...........................     17,323,697
     231,000  National Grid PLC, ADR ...........................     13,758,360
     685,300  NiSource, Inc. (a) ...............................     19,688,669
                                                                  -------------
                                                                     56,623,676
                                                                  -------------

              OIL, GAS & CONSUMABLE FUELS - 26.2%
     270,553  Enbridge Energy Management, LLC (a) (b) ..........      8,046,246
     226,700  Enbridge Income Fund Holdings, Inc. (CAD) ........      5,530,015
      86,430  Enbridge, Inc.....................................      3,734,640
     177,480  Keyera Corp. (CAD) ...............................     10,254,210
     636,258  Kinder Morgan Management, LLC (a) (b) ............     51,676,875
     445,600  Kinder Morgan, Inc. (a) ..........................     16,923,888
     299,000  Pembina Pipeline Corp. (CAD) .....................      9,349,969
     337,250  Spectra Energy Corp...............................     10,309,733
     440,991  TransCanada Corp..................................     20,219,437
     781,958  Williams Cos., Inc................................     27,509,282
                                                                  -------------
                                                                    163,554,295
                                                                  -------------

              REAL ESTATE INVESTMENT TRUSTS - 0.4%
     372,512  CorEnergy Infrastructure Trust ...................      2,913,044
                                                                  -------------

              TOTAL COMMON STOCKS ..............................    282,909,768
              (Cost $230,998,379)                                 -------------

              TOTAL INVESTMENTS - 155.3% .......................    969,447,386
              (Cost $599,076,325) (c)                             -------------


 NUMBER OF
 CONTRACTS                        DESCRIPTION                         VALUE
------------  --------------------------------------------------  -------------
CALL OPTIONS WRITTEN - (0.4%)

              Centerpoint Energy, Inc. Calls
       2,125  @ $25.00 due August 2013 .........................        (74,375)
         400  @  22.50 due January 2014 ........................        (70,000)
                                                                  -------------
                                                                       (144,375)
                                                                  -------------
              Dominion Resources, Inc. Calls
         596  @  62.50 due June 2013 ...........................         (1,788)
       2,350  @  62.50 due July 2013 ...........................        (18,800)
                                                                  -------------
                                                                        (20,588)
                                                                  -------------
              Enbridge, Inc. Call
         864  @  50.00 due October 2013 ........................        (12,960)
                                                                  -------------


Page 6                  See Notes to Financial Statements

FIRST TRUST ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2013 (UNAUDITED)

 NUMBER OF
 CONTRACTS                        DESCRIPTION                         VALUE
------------  --------------------------------------------------  -------------
CALL OPTIONS WRITTEN (CONTINUED)

              Kinder Morgan, Inc. Calls
       2,600  @ $40.00 due June 2013 ...........................  $     (31,200)
         481  @  40.00 due September 2013 ......................        (37,037)
       1,300  @  42.50 due December 2013 .......................        (93,600)
                                                                  -------------
                                                                       (161,837)
                                                                  -------------
              National Grid PLC, ADR Calls
       1,250  @  60.00 due June 2013 ...........................        (59,375)
         260  @  60.00 due September 2013 ......................        (33,800)
         800  @  65.00 due September 2013 ......................        (20,000)
                                                                  -------------
                                                                       (113,175)
                                                                  -------------
              NiSource, Inc. Calls
         894  @  32.00 due June 2013 ...........................         (2,682)
         515  @  30.00 due July 2013 ...........................        (11,588)
       2,000  @  31.00 due July 2013 ...........................        (16,000)
       2,000  @  31.00 due October 2013 ........................        (70,000)
                                                                  -------------
                                                                       (100,270)
                                                                  -------------
              Questar Corp. Calls
         503  @  25.00 due July 2013 ...........................        (20,120)
       1,228  @  26.00 due July 2013 ...........................        (18,420)
       1,858  @  27.00 due October 2013 ........................        (46,450)
                                                                  -------------
                                                                        (84,990)
                                                                  -------------
              Spectra Energy Corp. Calls
       1,690  @  30.00 due June 2013 ...........................       (202,800)
         781  @  33.00 due September 2013 ......................        (31,240)
         900  @  34.00 due September 2013 ......................        (22,500)
                                                                  -------------
                                                                       (256,540)
                                                                  -------------
              TransCanada Corp. Calls
       2,000  @  50.00 due July 2013 ...........................        (26,000)
         809  @  50.00 due August 2013 .........................        (24,270)
       1,300  @  50.00 due November 2013 .......................        (78,000)
                                                                  -------------
                                                                       (128,270)
                                                                  -------------
              UGI Corp. Calls
       3,760  @  35.00 due July 2013 ...........................     (1,222,000)
       1,355  @  40.00 due July 2013 ...........................        (33,875)
                                                                  -------------
                                                                     (1,255,875)
                                                                  -------------
              Williams (The) Cos., Inc. Calls
         200  @  37.00 due June 2013 ...........................         (4,000)
         100  @  38.00 due June 2013 ...........................           (900)
       1,400  @  39.00 due July 2013 ...........................        (21,700)
       4,673  @  40.00 due July 2013 ...........................        (56,076)
         810  @  38.00 due August 2013 .........................        (48,600)
         630  @  39.00 due August 2013 .........................        (27,090)
                                                                  -------------
                                                                       (158,366)
                                                                  -------------

              TOTAL CALL OPTIONS WRITTEN .......................     (2,437,246)
              (Premiums received $2,169,314)                      -------------

              OUTSTANDING LOAN - (33.7%) .......................   (210,400,000)


                        See Notes to Financial Statements                 Page 7

FIRST TRUST ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2013 (UNAUDITED)


                                  DESCRIPTION                          VALUE
              --------------------------------------------------  -------------
              NET OTHER ASSETS AND LIABILITIES - (21.2%)          $(132,446,875)
                                                                  -------------

              NET ASSETS - 100.0%                                 $ 624,163,265
                                                                  =============


----------------------------------------------------------------------

(a) All or a portion of this security serves as collateral on the outstanding loan.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for federal income tax purposes is $552,890,415. As of May 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $417,803,156 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,246,185.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

----------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2013, is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):




                                                   ASSETS TABLE

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                              5/31/2013        PRICES          INPUTS          INPUTS
-----------------------------------------------------  -------------   -------------   -------------   ------------
Master Limited Partnerships*......................     $ 686,537,618   $ 686,537,618   $          --   $         --
Common Stocks*  ...............................          282,909,768     282,909,768              --             --
                                                       -------------   -------------   -------------   ------------
TOTAL INVESTMENTS..............................        $ 969,447,386   $ 969,447,386   $          --   $         --
                                                       =============   =============   =============   ============


                                                 LIABILITIES TABLE

                                                                                          LEVEL 2        LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                         5/31/2013        PRICES          INPUTS          INPUTS
                                                       -------------   -------------   -------------   ------------
Call Options Written...........................        $  (2,437,246)  $  (2,437,246)  $          --   $         --
                                                       =============   =============   =============   ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2013.


Page 8                  See Notes to Financial Statements

FIRST TRUST ENERGY INCOME AND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2013 (UNAUDITED)

ASSETS:
Investments, at value
  (Cost $599,076,325)..........................................................................      $ 969,447,386
Cash ..........................................................................................         10,685,999
Receivables:
    Income taxes...............................................................................            726,909
    Dividends..................................................................................            380,975
    Interest...................................................................................              1,394
Prepaid expenses ..............................................................................             23,658
Other assets ..................................................................................              1,848
                                                                                                     -------------
      Total Assets.............................................................................        981,268,169
                                                                                                     -------------

LIABILITIES:
Outstanding loan ..............................................................................        210,400,000
Deferred income taxes .........................................................................        143,177,310
Options written, at value (Premiums received $2,169,314) ......................................          2,437,246
Payables:
    Investment advisory fees...................................................................            707,258
    Offering costs.............................................................................            116,129
    Audit and tax fees.........................................................................            106,245
    Administrative fees........................................................................             57,189
    Custodian fees.............................................................................             50,139
    Legal fees.................................................................................             23,676
    Interest and fees on loan..................................................................             11,300
    Transfer agent fees........................................................................              6,751
    Trustees' fees and expenses................................................................              6,446
    Printing fees..............................................................................              1,038
    Financial reporting fees...................................................................                771
Other liabilities .............................................................................              3,406
                                                                                                     -------------
    Total Liabilities..........................................................................        357,104,904
                                                                                                     -------------
NET ASSETS ....................................................................................      $ 624,163,265
                                                                                                     =============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................................................      $ 405,306,481
Par value .....................................................................................            193,437
Accumulated net investment income (loss), net of income taxes .................................        (19,042,199)
Accumulated net realized gain (loss) on investments, written options and foreign currency
  transactions, net of income taxes ...........................................................         (2,522,825)
Net unrealized appreciation (depreciation) on investments, written options and foreign
  currency translation, net of income taxes ...................................................        240,228,371
                                                                                                     _____________
NET ASSETS ....................................................................................      $ 624,163,265
                                                                                                     =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ..........................      $       32.27
                                                                                                     =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....         19,343,694
                                                                                                     =============



                        See Notes to Financial Statements                 Page 9

FIRST TRUST ENERGY INCOME AND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $147,693).........................................        $ 2,696,691
Interest.......................................................................................              3,812
                                                                                                     -------------
   Total investment income.....................................................................          2,700,503
                                                                                                     -------------
EXPENSES:
Investment advisory fees.......................................................................          3,566,145
Interest and fees on loan......................................................................            910,665
Administrative fees............................................................................            286,153
Audit and tax fees.............................................................................             74,245
Printing fees..................................................................................             70,697
Custodian fees.................................................................................             38,661
Shelf offering costs...........................................................................             34,535
Legal fees.....................................................................................             26,597
Trustees' fees and expenses....................................................................             18,545
Transfer agent fees............................................................................             17,376
Financial reporting fees.......................................................................              4,625
Other..........................................................................................             25,896
                                                                                                     -------------
   Total expenses..............................................................................          5,074,140
                                                                                                     -------------
NET INVESTMENT INCOME (LOSS) BEFORE TAXES......................................................         (2,373,637)
                                                                                                     -------------
   Current state income tax benefit (expense)................................              (120)
   Current federal income tax benefit (expense)..............................           (20,555)
   Current foreign income tax benefit (expense)..............................                --
   Deferred federal income tax benefit (expense).............................         1,961,948
   Deferred state income tax benefit (expense)...............................        (1,076,443)
                                                                                  -------------
   Total income tax benefit (expense)..........................................................            864,830
                                                                                                     -------------
NET INVESTMENT INCOME (LOSS)...................................................................         (1,508,807)
                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) before taxes on:
   Investments.................................................................................          7,443,834
   Written options (a).........................................................................           (401,366)
   Foreign currency transactions...............................................................              7,567
                                                                                                     -------------
Net realized gain (loss) before taxes..........................................................          7,050,035
                                                                                                     -------------
   Deferred federal income tax benefit (expense).............................        (2,507,064)
                                                                                  -------------
   Total income tax benefit (expense)..........................................................         (2,507,064)
                                                                                                     -------------
Net realized gain (loss) on investments, written options and foreign currency transactions.....          4,542,971
                                                                                                     -------------
Net change in unrealized appreciation (depreciation) before taxes on:

   Investments.................................................................................         98,732,775
   Written options (a).........................................................................           (535,229)
   Foreign currency translations...............................................................               (855)
                                                                                                     -------------
Net change in unrealized appreciation (depreciation) before taxes..............................         98,196,691
                                                                                                     -------------
   Deferred federal income tax benefits (expense)............................       (34,656,362)
                                                                                  -------------
   Total income tax benefit (expense)..........................................................        (34,656,362)
                                                                                                     -------------
Net change in unrealized appreciation (depreciation) on investments, written options and
   foreign currency translation................................................................         63,540,329
                                                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         68,083,300
                                                                                                     -------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $  66,574,493
                                                                                                     =============



--------------------------------------------------------------------

(a)   Primary risk exposure is equity option contracts.


Page 10                 See Notes to Financial Statements

FIRST TRUST ENERGY INCOME AND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                         ENDED           YEAR
                                                                                       5/31/2013         ENDED
                                                                                      (UNAUDITED)     11/30/2012
                                                                                     -------------   -------------
OPERATIONS:
Net investment income (loss).......................................................  $  (1,508,807)  $    (994,244)
Net realized gain (loss)...........................................................      4,542,971      23,110,591
Net change in unrealized appreciation (depreciation)...............................     63,540,329      32,046,108
                                                                                     -------------   -------------
Net increase (decrease) in net assets resulting from operations....................     66,574,493      54,162,455
                                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain..................................................................             --     (24,121,463)
Return of capital..................................................................    (16,950,851)     (4,687,903)
                                                                                     -------------   -------------
Total distributions to shareholders................................................    (16,950,851)    (28,809,366)
                                                                                     -------------   -------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares sold through shelf offerings...........................     92,870,400      70,272,000
Proceeds from Common Shares reinvested.............................................        284,869         733,281
Offering costs.....................................................................       (165,000)       (135,000)
                                                                                     -------------   -------------
Net increase (decrease) in net assets resulting from capital transactions..........     92,990,269      70,870,281
                                                                                     -------------   -------------
Total increase (decrease) in net assets............................................    142,613,911      96,223,370

NET ASSETS:
Beginning of period................................................................    481,549,354     385,325,984
                                                                                     -------------   -------------
End of period......................................................................  $ 624,163,265   $ 481,549,354
                                                                                     =============   =============
Accumulated net investment income (loss), net of income taxes......................  $ (19,042,199)  $ (17,533,392)
                                                                                     =============   =============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................     16,534,978      14,109,563
Common Shares sold through shelf offerings.........................................      2,800,000       2,400,000
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........          8,716          25,415
                                                                                     -------------   -------------
Common Shares at end of period.....................................................     19,343,694      16,534,978
                                                                                     =============   =============


                        See Notes to Financial Statements                Page 11

FIRST TRUST ENERGY INCOME AND GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations....................  $  66,574,493
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
     Purchases of investments......................................................   (219,417,015)
     Sales, maturities and paydowns of investments.................................     97,539,103
     Proceeds from written options.................................................      3,050,676
     Amount paid to close written options..........................................     (1,534,450)
     Return of capital received from investment in MLPs............................     16,846,501
     Net realized gain/loss on investments and options.............................     (7,042,468)
     Net change in unrealized appreciation/depreciation on investments
        and options................................................................    (98,197,546)

CHANGES IN ASSETS AND LIABILITIES:
     Increase in income tax receivable.............................................       (726,909)
     Increase in interest receivable...............................................         (1,394)
     Decrease in dividends receivable (a)..........................................        424,340
     Decrease in prepaid expenses..................................................         28,877
     Increase in interest and fees on loan payable.................................            126
     Decrease in income tax payable................................................     (1,706,317)
     Increase in investment advisory fees payable..................................        182,131
     Decrease in audit and tax fees payable........................................         (2,755)
     Increase in legal fees payable................................................          3,092
     Decrease in printing fees payable.............................................        (27,255)
     Increase in administrative fees payable.......................................         15,359
     Increase in custodian fees payable............................................         38,661
     Increase in transfer agent fees payable.......................................            726
     Increase in Trustees' fees and expenses payable...............................            356
     Increase in deferred income tax payable.......................................     36,277,921
     Decrease in other liabilities.................................................         (4,368)
                                                                                     -------------
CASH USED IN OPERATING ACTIVITIES..................................................                  $(107,678,115)
                                                                                                     -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Distributions to Common Shareholders from return of capital...................    (16,950,851)
     Proceeds of Common Shares sold, net of offering costs.........................     92,743,355
     Proceeds of Common Shares reinvested..........................................        284,869
     Proceeds from borrowing.......................................................     40,000,000
                                                                                     -------------
Cash flows provided by financing activities........................................                    116,077,373
                                                                                                     -------------
Increase in cash...................................................................                      8,399,258
Cash at beginning of period........................................................                      2,286,741
                                                                                                     -------------
CASH AT END OF PERIOD..............................................................                  $  10,685,999
                                                                                                     =============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees..................................                  $     910,539
                                                                                                     =============
Cash paid during the period for taxes..............................................                  $   2,453,901
                                                                                                     =============




--------------------------------------------------------------------

(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of $(856).


Page 12                 See Notes to Financial Statements

FIRST TRUST ENERGY INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                                ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                              5/31/2013        ENDED          ENDED          ENDED          ENDED          ENDED
                                             (UNAUDITED)    11/30/2012     11/30/2011     11/30/2010     11/30/2009     11/30/2008
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period .......  $   29.12     $   27.31     $   25.95     $   20.20     $   14.68     $   26.74
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...............      (0.09) (a)     (0.07) (a)     (0.25) (a)     (0.07) (a)     (0.24) (a)     (0.57)
Net realized and unrealized gain (loss) ....       4.26           3.70           3.45 (b)       7.51           7.43          (9.83)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations ...........       4.17           3.63           3.20           7.44           7.19         (10.40)
                                              ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain ..........................         --          (1.64)         (0.68)         (0.27)         (0.35)         (1.66)
Return of capital ..........................      (1.03)         (0.32)         (1.19)         (1.52)         (1.41)            --
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total distributions to Common
   Shareholders ............................      (1.03)         (1.96)         (1.87)         (1.79)         (1.76)         (1.66)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Premiums from shares sold in Common ........
   Share offering ..........................       0.01           0.14           0.03           0.10           0.09             --
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period .............  $   32.27      $   29.12      $   27.31      $   25.95      $   20.20      $   14.68
                                              =========      =========      =========      =========      =========      =========
Market value, end of period ................  $   33.30      $   30.69      $   27.45      $   26.30      $   22.30      $   14.40
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN BASED ON NET ASSET VALUE (c)...      14.20%         14.01%         12.61% (d)     38.65%         51.03%        (40.70)%
                                              =========      =========      =========      =========      =========      =========
TOTAL RETURN BASED ON MARKET VALUE (c) .....      11.93%         19.50%         11.73%         27.29%         70.20%        (34.74)%
                                              =========      =========      =========      =========      =========      =========
-------------------

Net assets, end of period (in 000's) .......  $ 624,163      $ 481,549      $ 385,326      $ 291,189      $ 136,520      $  94,880
Portfolio turnover rate ....................         12%            26%            16%            20%            43%            38%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Including current and deferred
  income taxes (e) .........................      15.43% (f)      9.49%          8.70%         20.24%         25.79%        (20.03)%
Excluding current and deferred
  income taxes .............................       1.89% (f)      2.25%          2.41%          2.71%          3.32%          4.80%
Excluding current and deferred
  income taxes and interest expense ........       1.55% (f)      1.79%          1.91%          1.98%          2.32%          2.55%

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Net investment income (loss) ratio
  before tax expenses ......................      (0.89)% (f)    (0.36)%        (1.40)%        (0.47)%        (2.37)%        (3.83)%
Net investment income (loss) ratio
  including tax expenses (e) ...............     (14.42)% (f)    (7.59)%        (7.69)%       (17.99)%       (24.84)%        21.00%

SENIOR SECURITIES:
Total Energy Notes outstanding
  ($25,000 per note) .......................        N/A            N/A            N/A            N/A            N/A          1,000
Principal amount and market value
  per Energy Note (g) ......................        N/A            N/A            N/A            N/A            N/A      $  25,006
Asset coverage per Energy Note (h) .........        N/A            N/A            N/A            N/A            N/A      $ 119,880
Total loan outstanding (in 000's) ..........  $ 210,400      $ 170,400      $ 137,900      $  90,000      $  45,000      $   5,650
Asset coverage per $1,000 senior
  indebtedness (i) .........................  $   3,967      $   3,826      $   3,794      $   4,235      $   4,034      $  22,218

-------------------

(a)   Based on average shares outstanding.

(b)   Reimbursement from the Sub-Advisor represents less than $0.01.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d) During the year ended November 30, 2011, the Sub-Advisor reimbursed the Fund $74,357 in connection with a trade error. The reimbursement received from the Sub-Advisor had no effect on the Fund's total return for Common Shares.

(e) Includes current and deferred income taxes associated with each component of the Statement of Operations.

(f)   Annualized.

(g)   Includes accumulated and unpaid interest.

(h) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the Energy Notes) and dividing by the outstanding Energy Notes in 000's.

(i) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding and the Energy Notes) and dividing by the loan outstanding in 000's.

N/A   Not Applicable.

                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Energy Income and Growth Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEN on the NYSE MKT.

The Fund's investment objective is to seek a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund seeks to provide its shareholders with an efficient vehicle to invest in a portfolio of cash-generating securities of energy companies. The Fund focuses on investing in publicly-traded master limited partnerships ("MLPs") and related public entities in the energy sector, which Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") believes offer opportunities for income and growth. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks, MLPs and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)



If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of May 31, 2013, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by the Sub-Advisor. The number of options the Fund can write
(sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) before taxes on written options" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)



Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax asset or liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the NAV of the Fund will likely fluctuate.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

D. DISTRIBUTIONS TO SHAREHOLDERS:

The Fund intends to make quarterly distributions to Common Shareholders. The Fund's distributions generally will consist of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks, interest from debt instruments and income from other investments held by the Fund less operating expenses, including taxes. Distributions to Common Shareholders are recorded on the ex-date and are based on U.S. GAAP, which may differ from their ultimate characterization for federal income tax purposes.

Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund's current and accumulated earnings and profits will represent a tax-deferred return of capital to the extent of a shareholder's basis in the Common Shares, and such distributions will correspondingly increase the realized gain upon the sale of the Common Shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder's tax basis in the Common Shares will generally be taxed as a capital gain.

No distributions paid during the six months ended May 31, 2013, are anticipated to be characterized as taxable dividends for federal income tax purposes. The remaining $16,950,851 in distributions paid during the six months ended May 31, 2013, is expected to be return of capital. However, the ultimate determination of the character of the distributions will be made after the 2013 calendar year. Distributions will automatically be reinvested in additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

E. INCOME TAXES:

The Fund is treated as a regular C corporation for U.S. federal income tax purposes and as such will be obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. The Fund's tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. The current U.S. federal maximum graduated income tax rate for corporations is 35%. In addition, the Fund may be subject to a 20% federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended. The various investments of the Fund may cause the Fund to be subject to state income taxes on a portion of its income at various rates.

The tax deferral benefit the Fund derives from its investment in MLPs results largely because the MLPs are treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. As a limited partner in the MLPs in which it invests, the Fund will be allocated its pro rata share of income, gains, losses, deductions and credits from the MLPs, regardless of whether or not any cash is distributed from the MLPs.

To the extent that the distributions received from the MLPs exceed the net taxable income realized by the Fund from its investment, a tax liability results. This tax liability is a deferred liability to the extent that MLP distributions received have not exceeded the Fund's adjusted tax basis in the respective MLPs. To the extent that distributions from an MLP exceed the Fund's adjusted tax basis, the Fund will recognize a taxable capital gain. For the six months ended May 31, 2013, distributions of $16,413,751 received from MLPs have been reclassified as a return of capital. The cost basis of applicable MLPs has been reduced accordingly.

The Fund's provision for income taxes consists of the following:


Current federal income tax benefit (expense)......  $    (20,555)
Current state income tax benefit (expense)........          (120)
Current foreign income tax benefit (expense)......            --
Deferred federal income tax benefit (expense) ....   (35,201,478)
Deferred state income tax benefit (expense) ......    (1,076,443)
                                                    ------------
Total income tax benefit (expense) ...............  $(36,298,596)
                                                    ============

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)



Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. At May 31, 2013, the Fund had a net operating loss carryforward for federal and state income tax purposes of $12,486,738 and $23,121,878, respectively. The Fund's 2013 income tax provision includes a full valuation allowance against the deferred tax assets associated with the state net operating loss. Components of the Fund's deferred tax assets and liabilities as of May 31, 2013, are as follows:


Deferred tax assets:
Federal net operating loss........................  $   4,370,358
State net operating loss..........................      1,649,023
State income taxes................................      1,364,439
Capital loss carryforward.........................             --
Other ............................................        684,613
                                                    -------------
Total deferred tax assets.........................      8,068,433
Less: valuation allowance.........................    (1,649,023)
                                                    -------------
Net deferred tax assets...........................  $   6,419,410
                                                    =============
Deferred tax liabilities:
Unrealized gains on investment securities.........  $(149,596,720)
                                                    -------------
Total deferred tax liabilities....................   (149,596,720)
                                                    -------------
Total net deferred tax liabilities................  $(143,177,310)
                                                    =============

Total income taxes differ from the amount computed by applying the maximum graduated federal income tax rate of 35% to net investment income and realized and unrealized gains on investments.


Application of statutory income tax rate..........  $  36,005,581
State income taxes, net ..........................        706,398
Change in valuation allowance.....................        426,933
Other ............................................       (840,316)
                                                    -------------
Total.............................................  $  36,298,596
                                                    =============

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2009, 2010, 2011 and 2012 remain open to federal and state audit. As of May 31, 2013, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

G. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) before taxes on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) before taxes on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) before taxes on foreign currency transactions" on the Statement of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)


EIP serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid by First Trust out of its investment advisory fee.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of the Sub-Advisor and EIP Partners, LLC, an affiliate of the Sub-Advisor. In addition, as of November 29, 2012, FTCP purchased a preferred interest in the Sub-Advisor. The preferred interest is non-voting and does not share in the profits or losses of the Sub-Advisor. The Sub-Advisor may buy back any or all of FTCP's preferred interest at any time and FTCP may sell back to the Sub-Advisor up to 50% of its preferred interest on or after July 29, 2014, and any or all of its preferred interest after November 29, 2015.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended May 31, 2013, were $218,205,949 and $97,539,103 respectively.

Written option activity for the Fund was as follows:


                                                     NUMBER
                                                       OF
WRITTEN OPTIONS                                     CONTRACTS       PREMIUMS
------------------------------------------------------------------------------
Options outstanding at November 30, 2012.........     23,896     $ 1,113,506
Options Written..................................     62,309       3,050,676
Options Expired..................................    (15,614)       (748,692)
Options Exercised................................    (22,986)       (861,784)
Options Closed...................................     (5,173)       (384,392)
                                                   ----------    -----------
Options outstanding at May 31, 2013..............     42,432     $ 2,169,314
                                                   ==========    ===========


                                 5. BORROWINGS

The Fund entered into a committed facility agreement with BNP Paribas Prime Brokerage Inc. ("BNP") that has a maximum commitment amount of $230,000,000. Absent certain events of default or failure to maintain certain collateral requirements, BNP may not terminate the committed facility agreement except upon 180 calendar days' prior notice. The borrowing rate under the facility is equal to the 1-month LIBOR plus 70 basis points. In addition, under the facility, the Fund pays a commitment fee of 0.80% on the undrawn amount of such facility.

The average amount outstanding for the six months ended May 31, 2013, was $177,740,659, with a weighted average interest rate of 0.90%. As of May 31, 2013, the Fund had outstanding borrowings of $210,400,000 under this committed facility agreement. The high and low annual interest rates for the six months ended May 31, 2013, were 0.92% and 0.89%, respectively. The interest rate at May 31, 2013, was 0.89%.

                           6. COMMON SHARE OFFERINGS

The Fund entered into an underwriting agreement with the Advisor, the Sub-Advisor, Morgan Stanley & Co., Citigroup Global Markets, Inc. and RBC Capital Markets, LLC and other underwriters on April 30, 2013, and July 26, 2012, pursuant to which 2,800,000 and 2,400,000 Common Shares were sold respectively.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)



Offering costs for the six months ended May 31, 2013, and year ended November 30, 2012, of $165,000 and $135,000, respectively, related to the issuance of the Common Shares in the offering were charged to paid-in capital when the shares were issued. The Fund used the net proceeds from the sales of the Common Shares in accordance with its investment objective and policies. Transactions for the six months ended May 31, 2013, and year ended November 30, 2012, related to the public offering are as follows:

                                                                     NET PROCEEDS
                          COMMON         NET          NET ASSET       RECEIVED IN
                          SHARES       PROCEEDS       VALUE OF         EXCESS OF
                           SOLD        RECEIVED      SHARES SOLD    NET ASSET VALUE
                         ---------   ------------   -------------   ---------------
Period Ended 5/31/2013   2,800,000   $ 92,705,400   $  92,598,368     $    107,032
Year Ended 11/30/2012    2,400,000     70,137,000      67,949,344        2,187,656
                         ---------   ------------   -------------     ------------
                         5,200,000   $162,842,400   $ 160,547,712     $  2,294,688
                         =========   ============   =============     ============

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                         8. INDUSTRY CONCENTRATION RISK

The Fund invests at least 85% of its Managed Assets in securities issued by energy companies, energy sector MLPs and MLP-related entities and at least 65% of its Managed Assets in equity securities of such MLPs and MLP related entities. Given this industry concentration, the Fund is more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On July 11, 2013, the Fund declared a dividend of $0.52 per share to Common Shareholders of record on July 24, 2013, payable July 31, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust Energy Infrastructure Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and First Trust High Income Long/Short Fund was held on April 17, 2013 (the "Annual Meeting"). At the Annual Meeting, James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust Energy Income and Growth Fund as Class III Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2016. The number of votes cast in favor of Mr. Bowen was 14,286,676, the number of votes against was 236,938 and the number of abstentions was 2,016,215. The number of votes cast in favor of Mr. Nielson was 14,322,067, the number of votes against was 201,547 and the number of abstentions was 2,016,215. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions.

MLP RISK: An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

NON-DIVERSIFICATION RISK: The Fund is a non-diversified investment company under the 1940 Act and will not be treated as a regulated investment company under the Internal Revenue Code. Accordingly, there are no regulatory requirements under the 1940 Act or the Internal Revenue Code on the minimum number or size of securities held by the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST ENERGY INCOME AND GROWTH FUND
                            MAY 31, 2013 (UNAUDITED)



NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

RESTRICTED SECURITIES RISK: The Fund may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear market risks during that period.

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




FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)  Not applicable.

   (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             First Trust Energy Income and Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                           Mark R. Bradley, President and
                           Chief Executive Officer
                           (principal executive officer)

Date  July 23, 2013
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                           Mark R. Bradley, President and
                           Chief Executive Officer
                           (principal executive officer)

Date  July 23, 2013
     ------------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                           James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                           (principal financial officer)

Date  July 23, 2013
     ------------------

* Print the name and title of each signing officer under his or her signature.